Subordinated Liabilities - Schedule of Subordinated Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Subordinated liabilities [abstract]
£325m Sterling preference shares, notional amount	£ 325	£ 325
£325m Sterling preference shares	343	343
Undated subordinated liabilities	205	205
Dated subordinated liabilities	1,849	1,838
Subordinated liabilities	£ 2,397	£ 2,386